Jul. 28, 2023
Supplement dated
July 27, 2023
to the
Distillate International Fundamental Stability & Value ETF (DSTX)
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated April 3, 2023, as previously supplemented
a series of ETF Series Solutions
Effective on August 8, 2023, the Distillate International Fundamental Stability & Value ETF (the “Fund”) will transfer its primary listing to the New York Stock Exchange and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be changed to refer to the New York Stock Exchange.
Distillate International Fundamental Stability & Value ETF
Distillate International Fundamental Stability & Value ETF